SUMMARY OF MATERIAL ACCOUNTING POLICIES - Disclosure of Subsidiaries (Details)		12 Months Ended
	Jan. 08, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Period of lowest prevailing market fix		6 days
Bottom of range
Disclosure of subsidiaries [line items]
Useful life measured as period of time, property, plant and equipment		1 year
Top of range
Disclosure of subsidiaries [line items]
Useful life measured as period of time, property, plant and equipment		8 years
Sadiola Mine
Disclosure of subsidiaries [line items]
Percentage of ownership interests		80.00%	80.00%
Korali S.A.
Disclosure of subsidiaries [line items]
Percentage of ownership interests	65.00%	65.00%	100.00%
Bonikro Gold Mines SA
Disclosure of subsidiaries [line items]
Percentage of ownership interests		89.89%	89.89%
Percentage of entity's revenue		47.00%
Hiré Gold Mines SA
Disclosure of subsidiaries [line items]
Percentage of ownership interests		89.89%	89.89%
Agbaou Gold Operations SA
Disclosure of subsidiaries [line items]
Percentage of ownership interests		85.00%	85.00%
Kurmuk Gold Mine PLC
Disclosure of subsidiaries [line items]
Percentage of ownership interests		100.00%	100.00%